Due from banks and loans (Tables)	12 Months Ended
Dec. 31, 2017
Notes Due From Banks And Loans [Line Items]
Disclosure Of Loans And Advances To Banks And Customers Explanatory

Note 10 Due from banks and loans (held at amortized cost)

CHF million	31.12.17	31.12.16

By type of exposure
Due from banks, gross	13,741	13,159
Allowance for credit losses	(3)	(3)
Due from banks, net	13,739	13,156
Loans, gross
Residential mortgages	144,431	142,197
Commercial mortgages	18,717	19,765
Lombard loans	115,059	104,999
Other loans[1]	38,837	36,481
Finance lease receivables[2]	1,069	986
Securities	2,113	2,494
Subtotal	320,225	306,921
Allowance for credit losses	(658)	(596)
Loans, net	319,568	306,325
Total due from banks and loans, net[3]	333,306	319,481
1 Includes corporate loans. 2 Refer to Note 31 for more information. 3 Refer to Note 25b for more information on collateral and credit enhancements.

UBS AG
Notes Due From Banks And Loans [Line Items]
Disclosure Of Loans And Advances To Banks And Customers Explanatory

Note 10 Due from banks and loans (held at amortized cost)

CHF million	31.12.17	31.12.16

By type of exposure
Due from banks, gross	13,695	13,128
Allowance for credit losses	(3)	(3)
Due from banks, net	13,693	13,125
Loans, gross
Residential mortgages	144,431	142,197
Commercial mortgages	18,717	19,765
Lombard loans	115,059	104,999
Other loans[1]	40,987	37,160
Finance lease receivables[2]	1,069	986
Securities	2,113	2,494
Subtotal	322,376	307,601
Allowance for credit losses	(658)	(596)
Loans, net	321,718	307,004
Total due from banks and loans, net[3]	335,411	320,129
1 Includes corporate loans. 2 Refer to Note 31 for more information. 3 Refer to Note 25b for more information on collateral and credit enhancements.